RELATED PARTY TRANSACTIONS - Schedule of related party transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
RELATED PARTY TRANSACTIONS
Other receivables	¥ 25,021		¥ 88,367		$ 3,628
Amounts due to related parties	11,548		5,415		$ 1,674
Purchase from related parties	30,941		33,767	¥ 520,793
Revenue from a related party	1,403,354	$ 203,467	2,295,569	2,889,441
Selling and marketing expenses	41,584		106,929	97,223
Xiaomi
RELATED PARTY TRANSACTIONS
Accounts receivable from a related party	360,497		320,939
Sales receivable	24,802		88,331
Other receivables	219		36
Purchase payable	7,245		3,537
Research and development expenses payable	221		715
Selling and marketing expenses payable	4,082		1,163
Purchase from related parties	30,941		33,767	50,843
Revenue from a related party	1,403,354		2,295,569	2,889,441
Research and development expenses	2,791		3,484	1,915
Commission expenses	32,795		82,617	77,163
Other expenses	¥ 8,789		¥ 24,312	20,060
Foshan Wanwuhulian Trade Co., Limited
RELATED PARTY TRANSACTIONS
Purchase from related parties				¥ 469,950